United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.3%
		Arizona—2.1%
$1,000,000	[1,2]	Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 07/01/2034	$1,057,290
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,967,481
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	370,186
		TOTAL	3,394,957
		California—16.6%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Refunding Revenue Bonds (Series 2013A), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2028	1,168,650
1,115,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,298,406
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,704,990
1,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,428,775
300,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.00% (KIPP LA), 7/1/2034	318,852
1,360,000		California State, Prerefunded Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund)/(United States Treasury COL), 7/1/2018	1,546,184
345,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	392,845
1,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2027	1,782,510
1,000,000	[1,2]	California Statewide CDA , Revenue Refunding Bonds (Series 2014A), 5.00% (899 Charleston LLC), 11/1/2034	1,019,150
1,040,000	[1,2]	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,107,142
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.50% Mandatory Tender 1/15/2023	1,170,930
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	969,580
165,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	188,300
1,500,000		Los Angeles, CA USDT , UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,783,200
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,773,603
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,570,347
1,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,059,160
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,178,310
2,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Refunding Revenue Bonds (Series 2014A), 5.00%, 1/15/2034	2,208,280
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,112,160
1,680,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,949,674
		TOTAL	26,731,048
		Colorado—4.3%
2,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,255,400
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,079,480
600,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	647,196
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375% (Original Issue Yield: 5.40%), 9/1/2026	1,132,930
1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,281,050
510,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	524,907
		TOTAL	6,920,963
		Connecticut—1.5%
2,150,000		Connecticut State HEFA, Revenue Bonds (Series 2014E), 5.00% (Yale-New Haven Hospital), 7/1/2031	2,490,474

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—0.8%
$1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	$1,038,490
250,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2033	294,875
		TOTAL	1,333,365
		Florida—4.7%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,099,180
2,300,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	2,680,305
675,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2014A), 5.00%, 10/1/2029	798,241
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	540,350
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	539,085
1,000,000		Palm Beach County, FL Health Facilities Authority, Entrance Fee Redemption Bonds (Series 2014C), 6.00% (Sinai Residences of Boca Raton), 6/1/2021	1,092,950
5,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.375%, 5/1/2017	5,059
615,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.375%, 5/1/2017	418,311
210,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
150,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.375%, 5/1/2017	149,370
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	54,929
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	104,431
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	39,757
		TOTAL	7,521,970
		Georgia—2.6%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,170,080
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,816,845
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,269,162
		TOTAL	4,256,087
		Guam—0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,288,150
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	939,934
		Illinois—8.2%
1,600,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 01/01/2035	1,791,472
1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,346,531
700,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	703,374
1,000,000		Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,040,100
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	880,670
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	564,585
2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,121,580
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,724,070
635,000		Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 05/01/2033	680,822
1,255,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,377,450
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,011,750
		TOTAL	13,242,404
		Indiana—3.8%
930,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,089,411

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,000,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Refunding Bonds (Series 2014A), 5.00% (Indiana University Health Obligated Group), 12/1/2027	$1,189,540
2,000,000		Indiana State Finance Authority Wastewater Utilities, First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00% (CWA Authority), 10/1/2032	2,331,280
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,522,521
		TOTAL	6,132,752
		Iowa—0.5%
800,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	845,472
		Louisiana—1.2%
981,000	[3,4]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	343,468
1,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), 5.00%, 6/1/2024	1,159,150
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% Valero Energy Corp.), Mandatory Tender 6/1/2022	511,581
		TOTAL	2,014,199
		Maine—0.5%
665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	807,104
		Maryland—0.9%
175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	195,109
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	1,108,310
200,000		Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	211,102
		TOTAL	1,514,521
		Massachusetts—2.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,283,620
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,204,194
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	570,000
		TOTAL	4,057,814
		Michigan—4.7%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,609,080
1,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2029	1,669,095
750,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(Assured Guaranty Municipal Corp. INS), 7/1/2032	838,343
2,000,000		Royal Oak, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 2014D), 5.00% (William Beaumont Hospital, MI), 9/1/2033	2,254,840
1,035,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,218,526
		TOTAL	7,589,884
		Mississippi—0.8%
1,000,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,271,960
		Nevada—0.4%
710,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	717,079
		New Jersey—5.0%
1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,702,110
2,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	2,745,375
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,701,660
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	956,720
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	1,002,300
		TOTAL	8,108,165
		New Mexico—0.7%
1,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series A), 5.20% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	1,125,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—8.4%
$750,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	$845,587
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,177,600
1,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	1,147,780
1,500,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,719,780
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,158,430
10,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	10,040
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	291,670
1,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,124,820
2,000,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,345,300
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2013C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2032	1,152,890
665,000		Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	677,409
1,800,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00%, (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,887,678
		TOTAL	13,538,984
		Ohio—5.5%
1,500,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,730,100
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,112,410
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,448,034
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	740,543
1,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,756,110
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,161,400
		TOTAL	8,948,597
		Oregon—0.3%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	511,725
		Pennsylvania—3.8%
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	454,927
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,248,260
1,265,000		Cumberland County, PA Municipal Authority, Refunding Revenue Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2032	1,328,263
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,053,350
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,080,700
		TOTAL	6,165,500
		Puerto Rico—0.7%
1,300,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.000%(Original Issue Yield: 8.727%), 07/01/2035	1,083,901
		South Carolina—1.4%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,291,320
		South Dakota—1.1%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,704,975
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,741,560
		Texas—11.0%
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2033	1,108,590
270,000		Clifton Higher Education Finance Corporation, TX, 6.00% (Idea Public Schools), 8/15/2033	325,680
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	547,180
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,710,930

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Wise Regional Health System)/(Original Issue Yield: 5.05%), 9/1/2034	$1,066,230
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,125,590
1,525,000		Houston, TX Higher Education Finance Corp., Education Revenue & Refunding Bonds (Series 2014A), 5.00% (Harmony Public Schools)/(PSFG GTD), 2/15/2033	1,763,220
500,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc.), 2/15/2032	545,360
500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	601,515
1,500,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,694,160
415,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 7.50%, (MRC The Crossings)/(Original Issue Yield: 7.55%), 11/15/2034	487,044
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	562,080
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	527,810
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,867,845
1,270,000		University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,497,152
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,367,804
		TOTAL	17,798,190
		Virginia—0.4%
500,000		Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2022	565,835
		Washington—1.6%
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,092,720
1,500,000	[1,2]	Washington State Housing Finance Commission, Tax-Exempt Mandatory Paydown Securities (Series 2014B-1), 5.875% (Rockwood Retirement Communities), 1/1/2021	1,501,500
		TOTAL	2,594,220
		Wisconsin—0.8%
1,050,000		Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	1,221,014
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $152,439,454)	160,469,583
		SHORT-TERM MUNICIPAL—0.7%[5]
		New York—0.7%
1,050,000		New York City, NY TFA, (Fiscal 1998 Series C) Daily VRDNs, (Morgan Stanley Bank, N.A. LOC), 0.10%, 3/2/2015 (AT AMORTIZED COST)	1,050,000
		TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $153,489,454)[6]	161,519,583
		OTHER ASSETS AND LIABILITIES—NET[7]	1,653,196
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(46,175,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$102,097,779
At February 28, 2015, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Notes, 10 Year Short Futures	90	$11,501,719	June 2015	$(97,620)
[4]United States Treasury Notes, 5 Year Short Futures	125	$14,910,156	June 2015	$(71,570)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(169,190)
The average notional value of short futures contracts held by the Fund throughout the period was $24,253,281. This is based on amounts held as of each month-end throughout the three-month fiscal period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $5,885,845, which represented 5.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $5,885,845, which represented 5.8% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At February 28, 2015, the cost of investments for federal tax purposes was $153,489,454. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,030,129. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,063,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,033,755.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$160,469,583	$—	$160,469,583
Short-Term Municipal	—	1,050,000	—	1,050,000
TOTAL SECURITIES	$—	$161,519,583	$—	$161,519,583
OTHER FINANCIAL INSTRUMENTS*	$(169,190)	$—	$—	$(169,190)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Public School Fund Guarantee
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015